24. Shareholders' equity (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2020	Dec. 30, 2009
Number of shares authorised	42,296,789,606	4,450,000,000	4,450,000,000
Number of share issued		2,420,804,398	2,421,032,479
Capital reserves		R$ 397,183	R$ 410,650
Mandatory dividend percentage		25.00%
Unpaid return on equity		R$ 495,550
Accumulated amount of benefits		1,781,560	1,612,019
Interest paid		(72,643)	R$ (96,649)	R$ (193,333)
Reverse split ratio	100 shares to form 1 common share
Interest on shareholders' equity approved		1,083,000
Interest on shareholders' total paid		R$ 1,153,054
Description of legal reserve percentage		It refers to the allocation of 5% of the net income for the year ended December 31 of each year, until the Reserve equals 20% of the capital, excluding from 2018 the balance allocated to the reserve of tax incentives. In addition, the company may cease to constitute the legal reserve when this, added to the capital reserves, exceeds 30% of the capital.
Description of Interest on shareholders' total paid		The total amount of interest on shareholders’ equity approved was R$ 1,083,000 and the total paid was R$ 1,153,054 (R$ 500 million referring to the year 2020 and R$ 653 million referring to the year 2019. The amount of R$ 583 million, referring to the last tranche, of 2020, will be paid until January 22, 2021.
Holdco [member]
Number of share issued						127,288,023
Acquisition amount						R$ 739,729
Book value under former BR GAAP						516,725
Goodwill						R$ 223,004
Proportion of ownership interests						100.00%
TIM Sul and TIM NE [member]
Goodwill					R$ 157,556